UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6802

Date of fiscal year end: November 30, 2014

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1. Proxy Voting Record.

Tortoise North American Energy Independence Fund

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Noble Energy, Inc.	4/22/2014	655044105	NBL	Election of Director: Jeffrey L. Berenson	For	For	Issuer
				Election of Director: Michael A. Cawley	For	For	Issuer
				Election of Director: Edward F. Cox	For	For	Issuer
				Election of Director: Charles D. Davidson	For	For	Issuer
				Election of Director: Thomas J. Edelman	For	For	Issuer
				Election of Director: Eric P. Grubman	For	For	Issuer
				Election of Director: Kirby L. Hedrick	For	For	Issuer
				Election of Director: Scott D. Urban	For	For	Issuer
				Election of Director: William T. van Kleef	For	For	Issuer
				Election of Director: Molly K. Williamson	For	For	Issuer
				To ratify the appointment of KPMG LLP as the company's independent auditor	For	For	Issuer
				To approve, in a non-binding advisory vote, the compensation of the company's named executive officers	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Energen Corporation	4/23/2014	29265N108	EGN	Election of the following Nominees: 1. Kenneth W. Dewey 2. M. James Gorrie 3. James T. McManus, II	For	For	Issuer
				Ratification of the appointment of the independent registered public accounting firm	For	For	Issuer
				Proposal to approve the advisory (non-binding) resolution relating to executive compensation	For	For	Issuer
				Shareholder proposal	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Suncor Energy Inc.	4/29/2014	867224107	SU
Election of Directors:
1. Mel E. Benson
2. Dominic D'Alessandro
3. W. Douglas Ford
4. John D. Gass
5. Paul Haseldonckx
6. John R. Huff
7. Jacques Lamarre
8. Maureen McCaw
9. Michael W. O'Brien
10. James W. Simpson
11. Eira M. Thomas
12. Steven W. Williams
13. Michael M. Wilson

					For	For	Issuer
				Re-appointment of PricewaterhouseCoopers LLP as auditor of Suncor Energy Inc. for the ensuing year and authorize the directors to fix their remuneration as such	For	For	Issuer
				To accept the approach to executive compensation disclosed in the accompanying management proxy circular	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EQT Corporation	4/30/2014	26884L109	EQT	Election of Director: Margaret K. Dorman	For	For	Issuer
				Election of Director: David L. Porges	For	For	Issuer
				Election of Director: James E. Rohr	For	For	Issuer
				Election of Director: David S. Shapira	For	For	Issuer
				Advisory vote to approve named executive officer compensation	For	For	Issuer
				Approval of the company's 2014 Long-Term Incentive plan	For	For	Issuer
				Approval of the material terms of performance goals for purposes of Internal Revenue Code Section 162(m)	For	For	Issuer
				Ratification of Ernst & Young LLP as the company's independent registered public accountant	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Marathon Oil Corp	4/30/2014	565849106	MRO	Election of Director: Gregory H. Boyce	For	For	Issuer
				Election of Director: Pierre Brondeau	For	For	Issuer
				Election of Director: Linda Z. Cook	For	For	Issuer
				Election of Director: Chadwick C. Deaton	For	For	Issuer
				Election of Director: Shirley Ann Jackson	For	For	Issuer
				Election of Director: Philip Lader	For	For	Issuer
				Election of Director: Michael E.J. Phelps	For	For	Issuer
				Election of Director: Dennis H. Reilley	For	For	Issuer
				Election of Director: Lee M. Tillman	For	For	Issuer
				Ratification of the selection of PricewaterhouseCoopers LLP as the independent auditor for 2014	For	For	Issuer
				Board proposal for a non-binding advisory vote to approve named executive officer compensation	For	For	Issuer
				Shareholder proposal seeking a report regarding the company's lobbying activities, policies and procedures	Against	For	Shareholder
				Shareholder proposal seeking a report regarding the company's methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cabot Oil & Gas Corporation	5/1/2014	127097103	COG	Election of Director: Dan O. Dinges	For	For	Issuer
				Election of Director: James R. Gibbs	For	For	Issuer
				Election of Director: Robert L. Keiser	For	For	Issuer
				Election of Director: W. Matt Ralls	For	For	Issuer
				To ratify the appointment of the firm PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2014 fiscal year	For	For	Issuer
				To approve, by non-binding advisory vote, the compensation of the company's named executive officers	For	For	Issuer
				To approve an amendment to the company's Certificate of Incorporation to increase the number of authorized shares of Common Stock of the Company	For	For	Issuer
				To approve the Cabot Oil & Gas Corporation 2014 Incentive Plan	For	For	Issuer
				To consider a shareholder proposal to provide a report on the company's political contributions.	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
EOG Resources, Inc.	5/1/2014	26875P101	EOG	Election of Director: Janet F. Clark	For	For	Issuer
				Election of Director: Charles R. Crisp	For	For	Issuer
				Election of Director: James C. Day	For	For	Issuer
				Election of Director: Mark G. Papa	For	For	Issuer
				Election of Director: H. Leighton Steward	For	For	Issuer
				Election of Director: Donald F. Textor	For	For	Issuer
				Election of Director: William R. Thomas	For	For	Issuer
				Election of Director: Frank G. Wisner	For	For	Issuer

To ratify the appointment by the audit committee of the Board of Directors of Deloitte & Touche LLP, independent registered public accounting firm, as auditors for the company for the year ending December 31, 2014

					For	For	Issuer
				To approve, by non-binding vote, the compensation of the company's named executive officers	For	For	Issuer
				Stockholder proposal concerning quantitative risk management reporting for hydraulic fracturing operations, if properly presented	Against	For	Shareholder
				Stockholder proposal concerning a methane emissions report, if properly presented	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Occidental Petroleum Corporation	5/2/2014	674599105	OXY	Election of Director: Spencer Abraham	For	For	Issuer
				Election of Director: Howard I. Atkins	For	For	Issuer
				Election of Director: Eugene L. Batchelder	For	For	Issuer
				Election of Director: Stephen I. Chazen	For	For	Issuer
				Election of Director: Edward P. Djerejian	For	For	Issuer
				Election of Director: John E. Feick	For	For	Issuer
				Election of Director: Margaret M. Foran	For	For	Issuer
				Election of Director: Carlos M. Gutierrez	For	For	Issuer
				Election of Director: William R. Klesse	For	For	Issuer
				Election of Director: Avedick B. Poladian	For	For	Issuer
				Election of Director: Elisse B. Walter	For	For	Issuer
				One-Year Waiver of Director Age Restriction for Edward P. Djerejian, an Independent Director	For	For	Issuer
				Advisory vote approving executive compensation	For	For	Issuer
				Ability of stockholders to act by written consent	For	For	Issuer
				Separation of the Roles of the Chairman of the Board and the Chief Executive Officer	For	For	Issuer
				Ratification of Independent Auditors	For	For	Issuer
				Executives to Retain Significant Stock	Against	For	Shareholder
				Review Lobbying at Federal, State, Local levels	Against	For	Shareholder
				Quantitative Risk Management Reporting for Hydraulic Fracturing Operations	Against	For	Shareholder
				Fugitive Methane Emissions and Flaring Report	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Whiting Petroleum Corporation	5/6/2014	966387102	WLL	Election of Directors: 1. D. Sherwin Artus 2. Philip E. Doty	For	For	Issuer
				Approval of Advisory Resolution on Compensation of Named Executive Officers	For	For	Issuer
				Ratification of appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Hess Corporation	5/7/2014	42809H107	HES	Election of Director: T. J. Checki	For	For	Issuer
				Election of Director: E. E. Holiday	For	For	Issuer
				Election of Director: J. H. Mullin	For	For	Issuer
				Election of Director: J. H. Quigley	For	For	Issuer
				Election of Director: R. N. Wilson	For	For	Issuer
				Advisory approval of the compensation of the company's named executive officers.	For	For	Issuer
				Ratification of the selection of Ernst & Young LLP as independent auditors for fiscal year ending December 31, 2014	For	For	Issuer
				Elimination of 80% supermajority voting requirement in the company's restated certificate of incorporation and by-laws	For	For	Issuer
				Elimination of two-thirds supermajority voting requirement in the company's restated certificate of incorporation	For	For	Issuer
				Elimination of provision in the company's restated certificate of incorporation concerning $3.50 cumulative convertible preferred stock	For	For	Issuer
				Stockholder proposal recommending a report regarding carbon asset risk	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Newfield Exploration Company	5/9/2014	651290108	NFX	Election of Director: Lee K. Boothby	For	For	Issuer
				Election of Director: Pamela J. Gardner	For	For	Issuer
				Election of Director: John Randolph Kemp III	For	For	Issuer
				Election of Director: Steven W. Nance	For	For	Issuer
				Election of Director: Howard H. Newman	For	For	Issuer
				Election of Director: Thomas G. Ricks	For	For	Issuer
				Election of Director: Juanita M. Romans	For	For	Issuer
				Election of Director: John W. Schanck	For	For	Issuer
				Election of Director: C. E. (Chuck) Shultz	For	For	Issuer
				Election of Director: Richard K. Stoneburner	For	For	Issuer
				Election of Director: J. Terry Strange	For	For	Issuer
				Ratification of appointment of PricewaterhouseCoopers LLP as independent auditor for fiscal 2014	For	For	Issuer
				Advisory vote on named executive officer compensation	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Anadarko Petroleum Corporation	5/13/2014	032511107	APC	Election of Director: Anthony R. Chase	For	For	Issuer
				Election of Director: Kevin P. Chilton	For	For	Issuer
				Election of Director: H. Paulett Eberhart	For	For	Issuer
				Election of Director: Peter J. Fluor	For	For	Issuer
				Election of Director: Richard L. George	For	For	Issuer
				Election of Director: Charles W. Goodyear	For	For	Issuer
				Election of Director: John R. Gordon	For	For	Issuer
				Election of Director: Eric D. Mullins	For	For	Issuer
				Election of Director: R.A. Walker	For	For	Issuer
				Ratification of appointment of KPMG LLP as independent auditor	For	For	Issuer
				Advisory vote to approve named executive officer compensation	For	For	Issuer
				Stockholder proposal - Report on political contributions	Against	For	Shareholder
				Stockholder proposal - Report on climate change risk	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Laredo Petroleum Holdings, Inc.	5/15/2014	516806106	LPI	Election of the following nominees: 1. Randy R. Foutch 2. Peter R. Kagan 3. Edmund P. Segner, III 4. Dr. Myles W. Scoggins	For	For	Issuer
				The ratification of Grant Thornton LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer
				Advisory vote to approve the compensation of the named executive officers	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Apache Corporation	5/15/2014	037411105	APA	Election of Director: G. Steven Farris	For	For	Issuer
				Election of Director: A.D. Frazier, Jr.	For	For	Issuer
				Election of Director: Amy H. Nelson	For	For	Issuer
				Ratification of Ernst & Young LLP as Apache's Independent Auditors	For	For	Issuer
				Advisory vote to approve the compensation of Apache's named executive officers	For	For	Issuer
				Approval of amendment to Apache's Restated Certificate of Incorporation to eliminate Apache's classified Board of Directors	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Cimarex Energy Co.	5/15/2014	171798101	XEC	Election of Director: David A. Hentschel	For	For	Issuer
				Election of Director: Thomas E. Jorden	For	For	Issuer
				Election of Director: Floyd R. Price	For	For	Issuer
				Election of Director: L. Paul Teague	For	For	Issuer
				Advisory vote to approve executive compensation	For	For	Issuer
				Approve 2014 Equity Incentive Plan	For	For	Issuer
				Ratify the appointment of KPMG LLP as the company's Independent Auditors for 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Carrizo Oil & Gas, Inc.	5/15/2014	144577103	CRZO	Election of the following nominees: 1. S.P. Johnson IV 2. Steven A. Webster 3. Thomas L. Carter, Jr. 4. Robert F. Fulton 5. F. Gardner Parker 6. Roger A. Ramsey 7. Frank A. Wojtek	For	For	Issuer
				To approve, on a non-binding advisory basis, the compensation of the company's named executive officers	For	For	Issuer

To approve the amendment and restatement of the incentive plan of Carrizo Oil & Gas, Inc. to authorize 3,577,500 additional shares for issuance, to affirm as modified the material terms of the performance goals and to make other changes to the incentive plan

					For	For	Issuer
				To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Range Resources Corporation	5/20/2014	75281A109	RRC	Election of Director: Anthony V. Dub	For	For	Issuer
				Election of Director: V. Richard Eales	For	For	Issuer
				Election of Director: Allen Finkelson	For	For	Issuer
				Election of Director: James M. Funk	For	For	Issuer
				Election of Director: Jonathan S. Linker	For	For	Issuer
				Election of Director: Mary Ralph Lowe	For	For	Issuer
				Election of Director: Kevin S. McCarthy	For	For	Issuer
				Election of Director: John H. Pinkerton	For	For	Issuer
				Election of Director: Jeffrey L. Ventura	For	For	Issuer
				A proposal to approve the compensation philosophy, policies, and procedures described in the Compensation Discussion and Analysis	For	For	Issuer
				To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm as of and for the fiscal year ending December 31, 2014	For	For	Issuer
				Stockholder proposal - A proposal requesting a report regarding fugitive methane emissions	Against	For	Shareholder
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Antero Resources Corporation	5/21/2014	03674X106	AR	Election of the following nominees: 1. Paul M. Rady 2. Glen C. Warren, Jr. 3. James R. Levy	For	For	Issuer
				To ratify the appointment of KPMG LLP as Antero Resources Corporation's independent registered public accounting firm for the year ending December 31, 2014	For	For	Issuer
				To approve the material terms of the performance goals under the Antero Resources Corporation Long-Term Incentive Plan	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Continental Resources, Inc.	5/23/2014	212015101	CLR	Election of the following nominees: 1. David L. Boren 2. William B. Berry	For	For	Issuer
				Approval, by a non-binding vote, of the compensation of the named executive officers	For	For	Issuer
				Ratification of selection of Grant Thornton LLP as independent registered public accounting firm	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Pioneer Natural Resources Company	5/28/2014	723787107	PXD	Election of Director: Timothy L. Dove	For	For	Issuer
				Election of Director: Stacy P. Methvin	For	For	Issuer
				Election of Director: Charles E. Ramsey, Jr.	For	For	Issuer
				Election of Director: Frank A. Risch	For	For	Issuer
				Election of Director: Edison C. Buchanan	For	For	Issuer
				Election of Director: Larry R. Grillot	For	For	Issuer
				Election of Director: J. Kenneth Thompson	For	For	Issuer
				Election of Director: Jim A. Watson	For	For	Issuer
				Ratification of selection of independent registered public accounting firm	For	For	Issuer
				Advisory vote to approve executive officer compensation	For	For	Issuer
				Reapproval of the section 162(m) material terms under the 2006 Long-Term Incentive Plan	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Concho Resources Inc	6/5/2014	20605P101	CXO	Election of the following nominees: 1. Timothy A. Leach 2. William H. Easter III 3. John P. Surma	For	For	Issuer
				To ratify the selection of Grant Thornton LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2014	For	For	Issuer
				Advisory vote to approve executive officer compensation ("Say-on-Pay")	For	For	Issuer
Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Chesapeake Energy Corporation	6/13/2014	165167107	CHK	Election of Director: Vincent J. Intrieri	For	For	Issuer
				Election of Director: Robert D. Lawler	For	For	Issuer
				Election of Director: John J. Lipinski	For	For	Issuer
				Election of Director: Frederic M. Poses	For	For	Issuer
				Election of Director: Archie W. Dunham	For	For	Issuer
				Election of Director: R. Brad Martin	For	For	Issuer
				Election of Director: Louis A. Raspino	For	For	Issuer
				Election of Director: Merrill A. "Pete" Miller, Jr.	For	For	Issuer
				Election of Director: Thomas L. Ryan	For	For	Issuer
				To approve an amendment to the company's Certificate of Incorporation to declassify the Board of Directors	For	For	Issuer
				To approve an amendment to the company's Certificate of Incorporation to increase the maximum number of Directors that may constitute the Board	For	For	Issuer
				To approve an amendment to the company's Bylaws to implement proxy access	For	For	Issuer
				To approve an amendment to the company's Certificate of Incorporation to eliminate supermajority voting requirements	For	For	Issuer
				An advisory vote to approve the company's named executive officer compensation	For	For	Issuer
				To adopt a new Long Term Incentive Plan	For	For	Issuer
				To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President
                                            (Principal Executive Officer)

Date  August 25, 2014